DREYFUS STOCK FUNDS

- DREYFUS SMALL CAP EQUITY FUND

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 18, 2013 (SEC Accession No. 0001199348-13-000019).